Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,319,130	$ 6,394,791
Containers, accumulated depreciation	(2,062,674)	(2,029,667)
Containers, net book value	4,256,456	4,365,124
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,302,713	6,378,374
Containers, accumulated depreciation	(2,060,508)	(2,027,743)
Containers, net book value	4,242,205	4,350,631
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,417	16,417
Containers, accumulated depreciation	(2,166)	(1,924)
Containers, net book value	$ 14,251	$ 14,493